Summary of Significant Accounting Policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Basic earnings (loss) per share attributable to common stock:
Net income (loss)	$ (10,590,106)	$ 3,801,696
Denominator
Weighted avg. common shares outstanding	7,363,076	4,455,790
Basic earnings (loss) per share attributable to common stock	$ (1.44)	$ 0.85
Diluted earnings (loss) per share attributable to common stock:
Net income (loss)	$ (10,590,106)	$ 3,801,696
Denominator
Weighted avg. common shares outstanding	7,363,076	4,455,790
Diluted earnings (loss) per share attributable to common stock	$ (1.44)	$ 0.85